Investment Managers Series Trust
235 W. Galena Street
Milwaukee, Wisconsin  53212

December 1, 2014

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, DC  20549

Re:	Investment Managers Series Trust (the “Trust”)
File Nos. 333-122901 and 811-21719

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for Palmer Square Long/Short Credit Fund, a series of the Trust (the “Fund”) does not differ from that contained in Post-Effective Amendment No. 580 to the Trust’s Registration Statement on Form N-1A.  This Amendment was filed electronically on November 24, 2014 with effective date of November 26, 2014.

If you have any questions or require further information, do not hesitate to contact the undersigned at (626) 385-5770.

Sincerely,

/s/ KIRAN DHILLON
Kiran Dhillon
Investment Managers Series Trust